INCOME TAXES (Aggregate Amount and Per Share Effect of Tax Holidays) (Details) (CNY) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
INCOME TAXES [Abstract]
Aggregate effect	5,701	4,686	354
Basic ordinary share effect (in RMB per share)	0.06	0.05	0.004
Diluted ordinary share effect (in RMB per share)	0.06	0.05	0.004